Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Current derivative assets	$ 8,112	$ 13,019
Non-current derivative assets	5,189	7,229
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	66,933	63,921
Financial liabilities:
Long-term debt, current and non-current	909,653	963,005
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	8,112	13,019
Non-current derivative assets	5,189	7,229
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	66,933	63,921
Financial liabilities:
Long-term debt, current and non-current	887,192	941,647
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	8,112	13,019
Non-current derivative assets	$ 5,189	$ 7,229